Revenue - Disclosure of timing of revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue
Revenue from contracts with customers	¥ 200,976	$ 27,534	¥ 233,363	¥ 92,814
Goods and services transferred at a point in time
Revenue
Revenue from contracts with customers	190,203		145,641	¥ 92,814
Goods and services transferred over time
Revenue
Revenue from contracts with customers	¥ 10,773		¥ 87,722